28. Transactions with related parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Transactions with related parties

28.Transactions with related parties

28.1. Transportation and consulting services

In the course of its operations, the Company, by itself and through its subsidiaries, entered into agreements with the companies listed below:

•      Mobitrans Administração e Participações S.A.: Business consultancy and advisory services, valid for an indefinite period

•      Viação Piracicabana Ltda.: Provision of passenger, baggage, crew and employee transportation services between airports, effective until September 30, 2021.

In the year ended December 31, 2019, the subsidiary GLA recognized a total expense related to these services of R$10,560 (R$12,237 in the year ended December 31, 2018). On the same date, the balance payable to related companies, under “suppliers”, was of R$1,822 (R$504 on December 31, 2018), and refers mainly to transactions with Viação Piracicabana Ltda.

28.2. Contracts of uatp (“universal air transportation plan”) to grant credit limit

Gol's use of the UATP corporate travel payment platform has the benefit of having an acquisition rate of less than the acquisition fees charged by other credit card administrators. The related parties described in the explanatory note are bus companies that carry out passenger transportation between cities in the country, and Gol's goal is to offer corporate customers the possibility of integrating air travel, carried out on Company aircraft, with road segments served by the Constantino family bus companies. The possibility of integration does not present economic gains for Gol, as there is no increase in the price of the flight ticket. The UATP account (virtual card) is accepted as a payment method on the purchase of airline tickets and related services, seeking to simplify billing and facilitate payment between the participating companies.

The subsidiary GLA entered into UATP account opening agreements with the related parties indicated below: Aller Participações S.A.; BR Mobilidade Baixada Santista S.A. SPE; Breda Transportes e Serviços S.A.; Comporte Participações S.A.; Empresa Cruz de Transportes Ltda.;  Empresa de Ônibus Pássaro Marron S.A.; Empresa Princesa do Norte S.A.; Expresso Itamarati S.A.; Expresso Maringá do Vale S.A.; Expresso União Ltda.; Glarus Serviços Tecnologia e Participações S.A.; Limmat Participações S.A.; Quality Bus Comércio de Veículos S.A.; Super Quadra Empreendimentos Imobiliários S.A.; Thurgau Participações S.A.; Transporte Coletivo Cidade Canção Ltda.; Turb Transporte Urbano S.A.; Vaud Participações S.A.; and Viação Piracicabana Ltda., all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company.

Such companies are owned by the individuals who control the funds Volutto and Mob FIA, which are the controlling shareholders of the Company.

28.3. Commercial partnership and maintenance agreement

On February 19, 2014, the Company signed an exclusive strategic partnership agreement for business cooperation with AirFrance-KLM. On January 1, 2017, the Company signed an extension of the scope for the inclusion of maintenance services. During the year ended on December 31, 2019, expenses with component maintenance incurred at the AirFrance-KLM workshop were R$284,691 (R$151,936 on December 31, 2018). On December 31, 2019, the Company had no deferred revenue recorded as “other liabilities” (R$8,565 as of December 31, 2018) and had R$142,241 recorded under “Suppliers” in current liabilities (R$170,673 as of December 31, 2018).

28.4. Disposal of equity interest

On December 10, 2019, Delta Airlines completely ended the process of divesting its equity interest in GOL through the negotiation of its preferred shares.

28.5. Remuneration of key management personnel

	2019	2018	2017
Salaries, wages and benefits	69,609	75,979	57,838
Related taxes and charges	15,813	11,062	6,019
Share-based payments	8,880	10,234	11,219
Total	94,302	97,275	75,076

	2019	2018
Number of Executives
Board of directors	8	9
Statutory executive officers	4	5
Non-statutory executive officers	22	26
Fiscal council	3	3
Other governance committees	7	7
Total	44	50